RELATED PARTY TRANSACTIONS (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
Related Party Transactions
Note 6.	RELATED PARTY TRANSACTIONS

The majority shareholder of the Company is also the sole shareholder of a related entity, which leases office space to the Company.   At June 30, 2014 and 2013, the Company was the guarantor of debt of the related entity. The amounts of the guarantee were $3,266,336 and $3,430,090 as of June 30, 2014 and 2013, respectively.

The term of the lease is for twenty-one years, ending August 2027. Rent is fixed at $43,870 per month with the lessee responsible for insurance, taxes, utilities, repairs and maintenance. The Company has evaluated its relationship with the related entity in accordance with ASC 810-10 and determined that the related entity does not constitute a variable interest entity

The Company had an outstanding receivable due from the related entity related to reimbursable costs incurred by the Company for building improvements. The outstanding balance at June 30, 2014 and 2013 was $67,714. Rent expense for the six months ended June 30, 2014 and 2013 was $263,220.

Note 6.	RELATED PARTY TRANSACTIONS

The majority shareholder of the Company is also the sole shareholder of a related entity, which leases office space to the Company.   At December 31, 2013 and 2012, the Company was the guarantor of debt of the related entity. The amount of the guarantee was $3,349,672 and $3,508,390   as of December 31, 2013 and 2012, respectively.

The term of the lease is for twenty-one years, ending August 2027. Rent is fixed at $43,870 per month with the lessee responsible for insurance, taxes, utilities, repairs and maintenance. The Company has evaluated its relationship with the related entity in accordance with ASC 810-10 and determined that the related entity does not constitute a variable interest entity

The Company had an outstanding receivable due from the related entity related to reimbursable costs incurred by the Company for building improvements. The outstanding balances at December 31, 2013 and 2012 were $67,714 and $69,358, respectively. Rent expense was $526,440 for each of the years ended December 31, 2013 and 2012.